Note 9 - Short-term Borrowings - Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings	$ 127,574	$ 112,760
Short-term borrowing, average balances	$ 121,783	$ 135,282
Short-term borrowing, cost of funds	1.10%	0.30%
Securities Sold under Agreements to Repurchase [Member]
Short-term borrowings	$ 127,574	$ 112,760
Short-term borrowing, average balances	$ 113,893	$ 129,207
Short-term borrowing, cost of funds	1.06%	0.30%
Federal Funds Purchased [Member]
Short-term borrowings	$ 0	$ 0
Short-term borrowing, average balances	$ 779	$ 19
Short-term borrowing, cost of funds	2.70%	0.72%
Federal Home Loan Bank Advances [Member]
Short-term borrowings	$ 0	$ 0
Short-term borrowing, average balances	$ 7,111	$ 6,056
Short-term borrowing, cost of funds	1.50%	0.14%